Document and Entity Information	12 Months Ended
Oct. 31, 2018 shares
Document - Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	CM
Entity Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Entity Central Index Key	0001045520
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	442,823,361